Commitments And Contingencies (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010
Guarantees of leased properties assigned to third parties	$ 7.4	$ 9.0
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	5.4	6.4
Lease expiration date	fiscal 2012 through fiscal 2021
Accrued liabilities resulting from reassessment of likelihood of third parties defaulting on assignment agreements	0
Workers Compensation And General Liabilities Accrued [Member]
Standby letters of credit	96.4	97.3
Operating Lease Obligation [Member]
Standby letters of credit	$ 16.8	$ 20.1